Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company.

Year (a)	Summary Compensation Table Total for PEO (Argrett)(1) (b)	Compensation Actually Paid to PEO (Argrett)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5) (f)	Net Income (Loss)(6) (g)
2025	$926,022	$952,315	$445,408	$541,721	$92	$(24,795,000)
2024	$908,464	$910,029	$412,774	$530,893	$85	$1,929,000
2023	$1,043,259	$973,015	$438,362	$418,349	$84	$4,327,000

(1)
The dollar amounts reported in column (b) represent the amount reported for Mr. Argrett (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Argrett as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by our CEO. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Argrett
Summary Compensation Table Total	$926,022
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(154,491)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$158,123
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$15,332
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$7,329
Less, prior year-end fair value for any equity awards forfeited in the year	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$952,315

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Ibrahim and Mr. Allen and (ii) for 2023 and 2022, Ms. Battey and Ms. McCloud.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$445,408
Less, average value of Stock Awards reported in Summary Compensation Table	$(54,284)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$138,313
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$10,280
Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$2,004
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Plus, average dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$541,721

(5)
Total Stockholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represent the amount reported for Mr. Argrett (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column of our Summary Compensation Table.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Ibrahim and Mr. Allen and (ii) for 2023 and 2022, Ms. Battey and Ms. McCloud.

PEO Total Compensation Amount	$ 926,022	$ 908,464	$ 1,043,259
PEO Actually Paid Compensation Amount	$ 952,315	910,029	973,015
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Argrett as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by our CEO. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Argrett
Summary Compensation Table Total	$926,022
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(154,491)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$158,123
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$15,332
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$7,329
Less, prior year-end fair value for any equity awards forfeited in the year	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Compensation Actually Paid to PEO	$952,315

Non-PEO NEO Average Total Compensation Amount	$ 445,408	412,774	438,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 541,721	530,893	418,349
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	$445,408
Less, average value of Stock Awards reported in Summary Compensation Table	$(54,284)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$138,313
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$10,280
Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	$2,004
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Plus, average dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—
Average Compensation Actually Paid to Non-PEO NEOs	$541,721

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 92	85	84
Net Income (Loss)	$ (24,795,000)	$ 1,929,000	$ 4,327,000
PEO Name	Mr. Argrett	Mr. Argrett	Mr. Argrett
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (154,491)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,123
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,332
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,329
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,284)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,313
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,280
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,004
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0